Financial results - Schedule of interest income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Income Abstract [Abstract]
Financial interests		$ 2,125	$ 822	$ 1,328
Interests on government notes at amortized costs	$ 239	407		2,442
Total interest income	$ 239	$ 2,532	$ 822	$ 3,770